Intangible assets	12 Months Ended
Dec. 31, 2019
Intangible assets [abstract]
Disclosure of intangible assets
21.	Intangible assets

	Customer Relationships	Trade Name	Software	Other Intangible Assets	Total
	€	€	€	€
Cost
As at January 1, 2018	49,070	365,298	19,417	34,421	468,206
Additions	—	—	2,955	1,238	4,193
Acquisition of subsidiaries	390	682	1,290	3,894	6,256
Sale or disposal	—	—	(63)	(138)	(201)
Exchange differences	1,388	15,034	513	398	17,333

As at December 31, 2018	50,848	381,014	24,112	39,813	495,787
Additions	—	—	2,991	1,791	4,782
Acquisition of subsidiaries (Note 7)	1,088	—	22	60,680	61,790
Disposal	—	—	(530)	(73)	(603)
Held for sale	—	—	(36)	(11)	(47)
Exchange differences	1,206	9,016	328	606	11,156

As at December 31, 2019	53,142	390,030	26,887	102,806	572,865

Amortization
As at January 1, 2018	24,390	7	12,521	22,301	59,219
Charge for the year	3,013	40	3,043	4,048	10,144
Written off on disposal	—	—	(63)	(138)	(201)
Exchange differences	910	—	360	361	1,631

As at December 31, 2018	28,313	47	15,861	26,572	70,793
Charge for the year	3,176	99	3,166	5,650	12,091
Written off on disposal	—	—	(416)	(47)	(463)
Held for sale	—	—	(36)	(11)	(47)
Exchange differences	663	(1)	226	270	1,158

As at December 31, 2019	32,152	145	18,801	32,434	83,532

Impairment
As at January 1, 2018	—	—	—	—	—
Charge for the year	—	—	—	1,506	1,506
Exchange differences	—	—	—	—	—

As at December 31, 2018	—	—	—	1,506	1,506
Charge for the year	—	—	—	900	900
Exchange differences	—	—	—	(6)	(6)

As at December 31, 2019	—	—	—	2,400	2,400

Net book value
As at December 31, 2019	20,990	389,885	8,086	67,972	486,933

As at December 31, 2018	22,535	380,967	8,251	11,735	423,488